Other Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other Receivables [Line Items]
Other receivables	$ 2,050,000
Loan term	3 years
Third Party [Member]
Other Receivables [Line Items]
Other receivables	$ 2,000,000
Subsidiaries [Member]
Other Receivables [Line Items]
Other receivables	$ 50,000